                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4009

                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2006 - June 30, 2007

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04009
Reporting Period: 07/01/2006 - 06/30/2007
Government Securities Variable Account


==================== GOVERNMENT SECURITIES VARIABLE ACCOUNT ====================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT


By (Signature and Title)  MARIA F. DWYER*
                          -------------------------------------------
                          Maria F. Dwyer, Principal Executive Officer

Date: August 29, 2007


*By (Signature and Title)  /s/ Susan S. Newton
                           --------------------------------------------------
                           Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of Maria F. Dwyer pursuant to a Power of Attorney dated July 18, 2007. (1)

(1) Incorporated by reference to MFS Series Trust XV (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on August 24, 2007 and to MFS Series Trust XIV (File No. 811-22033) Post-Effective Amendment No. 1 to be filed with the SEC via EDGAR on or about August 30, 2007.